Trade and other receivables (Details) - ARS ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Sale, leases and services receivables	$ 8,012	$ 7,532
Less: Allowance for doubtful accounts	(853)	(1,395)
Total trade receivables	7,159	6,137
Prepaid expenses	339	1,320
Borrowings, deposits and others	4,661	6,017
Advances to suppliers	917	1,558
Tax receivables	935	1,912
Others	1,156	1,623
Total other receivables	8,008	12,430
Total trade and other receivables	15,167	18,567
Non-current	4,336	4,669
Current	10,831	13,898
Total trade and other receivables including current	$ 15,167	$ 18,567